SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Note Payable [Member]
Short-Term Debt [Line Items]
Maturity date	Jan. 05, 2020	Jan. 05, 2020
Note Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	20.00%	20.00%
Other [Member]
Short-Term Debt [Line Items]
Interest rate	6.00%	6.00%
Note Payable One [Member]
Short-Term Debt [Line Items]
Maturity date	Aug. 24, 2021	Aug. 24, 2021
Face value	$ 750,000	$ 750,000
Note Payable One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%	12.00%
Note Payable One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	24.00%	24.00%
Note Payable Two [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Maturity date	Nov. 06, 2025	Nov. 06, 2025
Face value	$ 389,423	$ 389,423
Discount amount	$ 48,259	$ 105,220
Note Payable Three [Member]
Short-Term Debt [Line Items]
Maturity date	Nov. 13, 2021	Nov. 13, 2021
Face value	$ 1,000,000	$ 1,000,000
Note Payable Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	12.00%	12.00%
Note Payable Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	24.00%	24.00%
Note Payable Four [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 2,200,000	$ 2,200,000
Discount amount	$ 0	$ 141,667
Note Payable Five [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 11,110,000	$ 11,110,000
Discount amount	$ 0	$ 708,333
Note Payable Six [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%
Maturity date	Oct. 31, 2024	Oct. 31, 2024
Face value	$ 3,300,000	$ 3,300,000
Discount amount	$ 0	$ 212,500
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 31, 2023	Mar. 31, 2023
Face value	$ 3,020,000	$ 3,020,000